Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Schedule of Estimated Useful Life of Property Plant and Equipment

Depreciation and amortization are being provided using the straight-line method over the estimated useful lives of the assets as follows:

Classification	Life
Computer equipment	5 years
Furniture and fixtures	5-8 years